DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2011	December 31, 2010
Foreign exchange contracts	Other current assets	$7.1	$2.9
Interest rate contract	Other assets	33.4	39.3
Total asset derivatives		$40.5	$42.2
Liability Derivatives
Foreign exchange contracts	Other current liabilities	$13.0	$6.0
Interest rate contract	Long-term debt, less current portion	33.4	38.1
Total liability derivatives		$46.4	$44.1
Total Derivatives		$(5.9)	$(1.9)

Schedule of fair value of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2011	December 31, 2010
Option derivative contracts	Other current assets	$—	$0.3
Foreign exchange contracts	Other current assets	$0.7	$—

Schedule of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (loss) ("OCI")
The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (“OCI”) (in millions):

Gain Recognized on Derivatives in Income:		Year Ended December 31,
Fair Value Derivatives	Location	2011	2010
Interest rate contract	Interest expense	$19.3	$19.2

(Loss) Gain Recognized on Derivatives in OCI:		Year Ended December 31,
Cash Flow Derivatives		2011	2010
Foreign exchange contracts		$(1.6)	$1.3

Loss Reclassified from Accumulated OCI into Income (Effective):		Year Ended December 31,
Account		2011	2010
Cost of goods sold		$(4.7)	$(2.9)
Other income (expense) – net		(0.8)	(3.5)
Total		$(5.5)	$(6.4)

Gain (Loss) Recognized on Derivatives (Ineffective) in Income:		Year Ended December 31,
Account		2011	2010
Other income (expense) – net		$1.5	$(1.8)

Schedule of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI

The following table provides the effect of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI (in millions):

Loss Recognized on Derivatives not designated as hedges in Income:	Year Ended December 31,
Account	2011	2010
Other income (expense) – net	$(16.4)	$(20.8)

Schedule of accumulated other comprehensive income (loss)
Unrealized net gains (losses), net of tax, included in OCI are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of period	$(2.1)	$(3.6)	$(1.0)
Additional gains (losses) – net	(2.3)	(2.0)	(15.7)
Amounts reclassified to earnings	0.8	3.5	13.1
Balance at end of period	$(3.6)	$(2.1)	$(3.6)